UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020
         (Address of principal executive offices)       (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund

		Schedule of Investments
		April 30, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
618,900	American Vanguard Corporation	$ 11,022,609	1.29%

Air Transportation, Nonscheduled
358,850	Era Group Inc. *	10,245,167	1.20%

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
324,500	AAON Inc.	9,199,575	1.07%

Blankbooks, Looseleaf Binders, Bookbinding & Related Work
283,600	Deluxe Corporation	15,583,820	1.82%

Broadwoven Fabric Mills, Man Made Fiber & Silk
286,211	Albany International Corporation Class A	10,297,872	1.20%

Chemicals & Allied Products
368,520	Olin Corporation	10,355,412	1.21%

Computer & Office Equipment
287,025	Lexmark International Inc. Class A	12,342,075	1.44%

Computer Communications Equipment
220,456	Electronics for Imaging, Inc. *	8,331,032	0.97%

Construction Machinery & Equipment
335,153	Columbus McKinnon Corporation	8,878,203	1.04%

Crude Petroleum & Natural Gas
424,730	Bill Barrett Corporation *	10,057,606
94,230	Clayton Williams Energy, Inc. *	13,614,350
1,534,610	Emerald Oil, Inc. *	10,849,693
240,680	Goodrich Petroleum Corporation *	6,053,102
215,660	PDC Energy, Inc. *	13,731,072
266,793	Stone Energy Corporation *	13,086,197
		67,392,020	7.87%

Cutlery, Handtools & General Hardware
978,180	Blount International, Inc. *	10,926,271	1.28%

Drilling Oil & Gas Wells
1,280,235	Parker Drilling Company *	8,487,958	0.99%

Electronic Coils, Transformers & Other Inductors
190,880	Bel Fuse, Inc.	4,153,549	0.48%

Electronic Components & Accessories
867,035	Vishay Intertechnology Inc. *	12,329,238	1.44%

Fats & Oils
755,180	Darling International Inc. *	15,111,152	1.76%

Fire, Marine & Casualty Insurance
391,993	Horace Mann Educators Corporation	11,787,229
304,080	Kemper Corporation	11,983,793
		23,771,022	2.78%

Greeting Cards
228,113	CSS Industries Inc.	5,467,869	0.64%

Ice Cream & Frozen Desserts
403,540	Dean Foods Compnay	6,392,073	0.75%

Industrial Inorganic Chemicals
275,715	LSB Industries, Inc. *	10,529,556	1.23%

Industrial Trucks, Tractors, Trailers & Stackers
132,980	Hyster-Yale Materials Handling, Inc.	12,817,942	1.50%

Life Insurance
278,810	Primerica, Inc.	12,794,591	1.49%

Machine Tools, Metal Cutting Types
100,000	Hardinge Inc.	1,336,000	0.16%

Metal Forgings & Stampings
377,181	Materion Corp.	12,692,141
390,400	TriMas Corp. *	13,999,744
		26,691,885	3.12%

Miscellaneous Business Credit Institution
824,600	Intrepid Potash, Inc.	13,440,980	1.57%

Miscellaneous Business Credit Institution
353,760	PHH Corporation *	8,408,875	0.98%

Miscellaneous Fabricated Metal Products
1,544,970	Mueller Water Products, Inc.	14,090,126	1.65%

Mortgage Bankers & Loan Correspondents
384,735	Ocwen Financial Corp. *	14,581,457	1.70%

Motor Vehicle Parts & Accessories
759,599	Modine Manufacturing Corporation *	12,518,191
211,008	Superior Industries International, Inc. *	4,460,709
		16,978,900	1.98%

National Commercial Banks
307,100	Community Bank System Inc.	11,421,049
183,310	City Holding Company	7,880,497
		19,301,546	2.25%

Office Furniture (No Wood)
740,290	Steelcase Inc.	12,199,979	1.42%

Oil & Gas Field Exploration Services
1,049,446	Synergy Resources Corporation *	12,215,551	1.43%

Operative Builders
188,430	M.D.C. Holdings, Inc. *	5,200,668
429,380	M/I Homes, Inc. *	9,562,293
		14,762,961	1.72%

Pharmaceutical Preparations
533,074	Cambrex Corporation *	10,922,686	1.28%

Plastic Materials, Synth Resin
290,334	Hexcel Corp. *	12,104,024
516,550	Kraton Performance Polymers Inc. *	13,456,127
344,410	Polyone Corp.	12,905,043
		38,465,194	4.49%

Prefabricated Metal Buildings & Components
663,733	NCI Building Systems, Inc. *	10,380,784	1.21%

Printed Circuit Boards
689,200	Sanmina Corporation *	13,956,300	1.63%

Pulp Mills
1,321,830	Mercer International Inc. (Canada) *	10,944,752	1.28%

Radio & Tv Broadcasting & Communication Equipment
206,060	Orbital Sciences Corporation *	6,058,164	0.71%

Railroad Equipment
130,230	FreightCar America, Inc.	3,419,840	0.40%

Refrigeration & Service Industries
243,820	Standex International Corp.	14,475,593	1.69%

Retail - Miscellaneous Shopping Good Stores
275,260	Big 5 Sporting Goods Corporation	3,360,925	0.39%

Retail - Variety Stores
388,640	Big Lots, Inc. *	15,351,280	1.79%

Rolling Drawing & Extruding of Nonferrous Metals
182,510	Kaiser Aluminum Corporation	12,848,704	1.50%

Savings Institution, Federally Chartered
518,785	Dime Community Bancshares, Inc.	8,456,195	0.99%

Semiconductors & Related Devices
2,070,507	Amkor Technology, Inc. *	16,460,531
286,860	Cabot Microelectronics Corporation *	12,441,118
727,133	GT Advanced Technologies, Inc. *	12,077,679
		40,979,328	4.78%

Services - Business Services, NEC
462,050	ExlService Holdings, Inc. *	13,073,705	1.53%

Services - Computer Integrated Systems Design
553,590	Convergys Corporation	11,924,329
158,220	SYNNEX Corporation *	10,660,864
		22,585,193	2.64%

Services - Consumer Credit Reports
49,900	Altisource Portfolio Solutions S.A. * (Luxembourg)	5,175,129	0.60%

Services - Educational Services
216,930	Capella Education Company	12,660,035	1.48%

Services - Help Supply Services
336,340	CDI Corp.	5,152,729	0.60%

Services - Home Health Care Services
1,240,820	Gentiva Health Services, Inc. *	9,343,375	1.09%

Short-Term Business Credit Institutions
246,355	Asta Funding Inc. *	2,012,720	0.23%

Special Industry Machinery (No Metalworking Machinery)
340,019	John Bean Technologies Corporation	9,857,151	1.15%

Special Industry Machinery, NEC
150,000	Amtech Systems, Inc. *	1,282,500	0.15%

State Commercial Banks
332,447	Bryn Mawr Bank Corp.	9,069,154
878,430	CVB Financial Corp.	12,702,098
337,690	Eagle Bancorp, Inc. *	11,275,469
192,010	First Financial Bankshares, Inc.	11,338,190
81,310	Great Southern Bancorp, Inc.	2,331,158
168,510	Hancock Holding Co.	5,683,842
407,910	Wilshire Bancorp, Inc.	4,079,100
		56,479,011	6.58%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
324,750	Titan International, Inc.	5,686,373
147,420	Worthington Industries, Inc.	5,425,056
		11,111,429	1.30%

Textile Mill Products
239,480	Lydall Inc. *	5,606,227
565,849	Unifi, Inc. *	12,527,897
		18,134,124	2.12%

Tires & Inner Tubes
543,120	Cooper Tire & Rubber Company	13,659,468	1.59%

Wholesale - Machinery, Equipment & Supplies
250,000	Lawson Products, Inc. *	4,187,500	0.49%

Wood Household Furniture, (No Upholstered)
339,382	Bassett Furniture Industries Inc.	4,680,078	0.55%

Total for Common Stocks (Cost $612,115,307)		$ 819,451,158	95.67%

MONEY MARKET FUNDS
7,969,477	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	7,969,477	0.93%
(Cost $7,969,477)

Total Investment Securities		827,420,635	96.60%
	(Cost $620,084,784)

Other Assets In Excess of Liabilities		29,109,557	3.40%

Net Assets		$ 856,530,192	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2014.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund

		Schedule of Investments
		April 30, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
14,640	Assurant, Inc.	$ 986,882	2.43%

Aircraft & Parts
15,490	Triumph Group, Inc.	1,003,907	2.48%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
18,230	Deluxe Corporation	1,001,739	2.47%

Chemicals & Allied Products
31,170	Olin Corporation	875,877	2.16%

Computer & Office Equipment
24,710	Lexmark International Inc. Class A	1,062,530	2.62%

Converted Paper & Paperboard Products (No Containers/Boxes)
17,240	Avery Dennison Corp.	838,898	2.07%

Crude Petroleum & Natural Gas
7,710	Clayton Williams Energy, Inc. *	1,113,941
37,670	Ultra Petroleum Corp. *	1,122,566
47,500	WPX Energy, Inc. *	1,010,800
		3,247,307	8.01%

Electronic Components & Accessories
66,830	Vishay Intertechnology Inc.	950,323	2.34%

Fabricated Structural Metal Products
43,060	Darling International Inc. *	861,631	2.12%

Fats & Oils
6,930	Valmont Industries, Inc.	1,031,946	2.54%

Fire, Marine & Casualty Insurance
16,920	American Financial Group	988,636
33,550	Horace Mann Educators Corporation	1,008,848
25,750	Kemper Corporation	1,014,807
		3,012,291	7.43%

Ice Cream & Frozen Desserts
64,370	Dean Foods Compnay	1,019,621	2.51%

Life Insurance
47,970	Symetra Financial Corporation	991,060	2.44%

Miscellaneous Business Credit Institution
37,880	PHH Corporation *	900,408	2.22%

Mortgage Bankers & Loan Correspondents
24,190	Ocwen Financial Corp. *	916,801	2.26%

Office Furniture (No Wood)
61,090	Steelcase Inc.	1,006,763	2.48%

Operative Builders
36,100	M.D.C. Holdings, Inc.	996,360	2.46%

Pharmaceutical Preparations
14,850	Mallinckrodt plc * (Ireland)	1,057,766	2.61%

Plastic Materials, Synth Resin
19,830	Hexcel Corp. *	826,713	2.04%

Plastics Products, NEC
13,120	AptarGroup, Inc.	884,550	2.18%

Printed Circuit Boards
103,050	Flextronics International Ltd. *	926,420	2.28%

Real Estate
32,630	CBS Outdoor Americas Inc.	956,059	2.36%

22,860	GNC Holdings, Inc.	1,028,700	2.54%

Retail - Variety Stores
30,240	Big Lots, Inc. *	1,194,480	2.95%

Rolling Drawing & Extruding of Nonferrous Metals
33,880	Mueller Industries, Inc.	980,487	2.42%

Semiconductors & Related Devices
23,200	Cabot Microelectronics Corporation *	1,006,184
61,840	GT Advanced Technologies, Inc. *	1,027,162
		2,033,346	5.01%

Services - Business Services, NEC
26,150	Broadridge Financial Solutions, Inc.	1,002,591	2.47%

Services - Educational Services
25,010	DeVry Education Group Inc.	1,126,200	2.78%

Services - Hospitals
28,790	HealthSouth Corp.	997,286	2.46%

State Commercial Banks
16,150	Bank of Hawaii Corporation	890,995
14,190	Bank of the Ozarks, Inc.	849,981
16,790	First Financial Bankshares, Inc.	991,450
22,770	Independent Bank Corp.	845,222
		3,577,648	8.82%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,760	Carpenter Technology Corporation	989,728	2.44%

Tires & Inner Tubes
39,070	Cooper Tire & Rubber Company	982,611	2.42%

Total for Common Stocks (Cost $33,510,851)		$ 39,268,929	96.82%

MONEY MARKET FUNDS
924,704	Fidelity Institutional Treasury Money Market Fund -	924,704	2.28%
	Class I 0.01% **
(Cost $924,704)

Total Investment Securities		40,193,633	99.10%
	(Cost $34,435,555)

Other Assets In Excess of Liabilities		363,224	0.90%

Net Assets		$ 40,556,857	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2014.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at April 30, 2014 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$620,084,784	$34,435,555
Gross Unrealized Appreciation	$222,449,206	$6,129,107
Gross Unrealized Depreciation	($15,113,355)	($371,029)
Net Unrealized Appreciation
(Depreciation) on Investments	$207,335,851	$5,758,078

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken on the Funds’ 2014 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2014:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$819,451,158	$0	$0	$819,451,158
Money Market Funds	7,969,477	0	0	7,969,477
Total	$827,420,635	$0	$0	$827,420,635

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$39,268,929	$0	$0	$39,268,929
Money Market Funds	924,704	0	0	924,704
Total	$40,193,633	$0	$0	$40,193,633

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended April 30, 2014.  There were no transfers into or out of the levels during the period ended April 30, 2014.  It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended April 30, 2014.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:            June 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:            June 12, 2014

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:            June 12, 2014